Debt - Deferred Debt Issuance Costs and Related Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Balance	$ 60		$ 60
Related Amortization Expense	2	4	4	5
Term Loan [Member]
Debt Instrument [Line Items]
Deferred Debt Issuance Cost	28		28
Balance	27		27
Related Amortization Expense	1		1
Senior Notes [Member]
Debt Instrument [Line Items]
Deferred Debt Issuance Cost	18		18
Balance	16		16
Related Amortization Expense	1		1
Term Facility [Member]
Debt Instrument [Line Items]
Deferred Debt Issuance Cost	17		17
Balance	10		10
Related Amortization Expense			1	1
Other Line Of Credit [Member]
Debt Instrument [Line Items]
Deferred Debt Issuance Cost	8		8
Balance	7		7
Related Amortization Expense		$ 4	$ 1	$ 4